Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	¥ 2,949,663
2016	2,389,789
2017	1,976,199
2018	2,000,971
2019	¥ 1,232,727